RETIREMENT PLANS	12 Months Ended
Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
RETIREMENT PLANS
RETIREMENT PLANS
The Company currently has one qualified defined contribution retirement plan. The KeyW Corporation Employee 401(k) Plan (KeyW Plan), which includes a contributory match 401(k) feature for KeyW employees. As of January 1, 2010, the KeyW Plan calls for an employer matching contribution of up to 10% of eligible compensation. Total authorized contributions under the matching contribution feature of the KeyW Plan were $11.3 million, $9.7 million and $10.4 million, in 2015, 2014 and 2013, respectively. There were no discretionary contributions during these periods.